NATIONWIDE MUTUAL FUNDS
Nationwide Bond Index Fund
Nationwide International Index Fund
Nationwide Mid Cap Market Index Fund
Nationwide S&P 500 Index Fund
Nationwide Small Cap Index Fund

Supplement dated June 18, 2010
to the Prospectus dated March 1, 2010 (as revised May 6, 2010)

Capitalized terms and certain other terms used in the supplement, unless otherwise defined in this supplement, have the meanings assigned to them in the Prospectus.

Nationwide Bond Index Fund

1.           On page 4 of the Prospectus following “Portfolio Management – Portfolio Managers,” the reference to the portfolio managers is deleted and replaced with the following:

Portfolio Manager	Title	Length of Service
Lee Sterne	Senior Portfolio Manager, BlackRock	Since December 2009
Scott Radell	Portfolio Manager, BlackRock	Since December 2009

2.           On page 32 of the Prospectus, the paragraph following “Portfolio Management” that relates to the “Nationwide Bond Index Fund” is deleted and replaced with the following:

The Nationwide Bond Index Fund is managed by a team comprising of Lee Sterne and Scott Radell.  Messrs. Sterne and Radell are jointly and primarily responsible for the day-to-day management of the Fund and the selection of the Fund’s investments.

Mr. Sterne joined BlackRock as a senior portfolio manager in December 2009. From 2004 to 2009, he was a senior portfolio manager employed by Barclays Global Fund Advisor and Barclays Global Investors, N.A., which was acquired by BlackRock in December 2009. Mr. Sterne received a B.A. degree in German Language/ Literature Studies with a minor concentration in History from Colgate University.

Mr. Radell joined BlackRock as a portfolio manager in December 2009.  From 2004 to 2009, Mr. Sterne was a senior portfolio manager employed by Barclays Global Fund Advisor and Barclays Global Investors, N.A., which was acquired by BlackRock in December 2009. Mr. Radell earned a BA degree in economics from quantitative economics and decision sciences from the University of California at San Diego in 1992.

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NATIONWIDE MUTUAL FUNDS
Nationwide Fund
Nationwide Growth Fund
Nationwide Large Cap Value Fund
Nationwide Value Fund

Supplement dated June 18, 2010
to the Prospectus dated March 1, 2010 (as revised May 6, 2010)

Capitalized terms and certain other terms used in the supplement, unless otherwise defined in this supplement, have the meanings assigned to them in the Prospectus.

Nationwide Fund

1.           On page 4 of the Prospectus following “Portfolio Management – Portfolio Managers,” the information regarding the portfolio managers is deleted and replaced with the following:

Portfolio Manager	Title	Length of Service
Paul Atkinson	Head of U.S. Equities, Aberdeen	Since September 1998
Francis Radano, III, CFA	Investment Manager, Aberdeen	Since November 1999
Joseph A. Cerniglia, CFA	Senior Investment Manager, Aberdeen	Since September 2000
Jarett Fisher, CFA	Quantitative Investment Manager, Aberdeen	Since June 2008

2.           On page 22 of the Prospectus, the paragraph following “Portfolio Management” that relates to the “Nationwide Fund” is deleted and replaced with the following:

Paul Atkinson and Francis Radano, III, CFA, oversee the fundamentally managed portion of the Fund and Joseph A. Cerniglia, CFA, and Jarett Fisher, CFA, oversee the quantitatively managed portion of the Fund. They jointly are responsible for the day-to-day management of the Fund, including selection of the Fund’s investments.

Mr. Atkinson is the Head of U.S. Equities for Aberdeen. Mr. Atkinson joined Aberdeen as the head of the equity derivatives team in August 1998 and became a senior investment manager on the U.S. equity team in May 2005. Mr. Atkinson graduated with a BSc (Hons) in economics and finance from Cardiff Business School, U.K. and was awarded an MSc in finance from the University of London, Birbeck College in 1996.

Mr. Radano joined Aberdeen as an Investment Manager in October 2007. Prior to that, he was a senior equity analyst employed by NFA since November 1999. Mr. Radano earned a bachelor’s degree in economics from Dickinson College and an MBA in finance from Villanova University.

Mr. Cerniglia joined Aberdeen as a Senior Investment Manager in October 2007. He assumed co-management responsibilities for the Fund in April 2006. Prior to that, he was a portfolio manager employed by NFA since September 2000. Mr. Cerniglia earned a bachelor’s degree in accounting from Saint Joseph’s University and a master’s degree in mathematics of finance from Courant Institute of Mathematics of New York University.

Mr. Fisher joined Aberdeen in June 2008 as a Quantitative Investment Manager. Prior to that, he was a Vice President at RBC Capital Markets from June 2002 to June 2006. Mr. Fisher earned a bachelor’s degree in finance from Slippery Rock University and an MBA with concentrations in finance, economics and quantitative analysis from Carnegie Mellon University.

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NATIONWIDE MUTUAL FUNDS
Nationwide Bond Fund
Nationwide International Index Fund
Nationwide S&P 500 Index Fund
Nationwide Bond Index Fund
Nationwide International Value Fund
Nationwide Short Duration Bond Fund
Nationwide Enhanced Income Fund
Nationwide Large Cap Value Fund
Nationwide Small Cap Index Fund
Nationwide Fund
Nationwide Mid Cap Market Index Fund
Nationwide U.S. Small Cap Value Fund
Nationwide Government Bond Fund
Nationwide Money Market Fund
Nationwide Value Fund
Nationwide Growth Fund

Supplement dated June 18, 2010
to the Statement of Additional Information dated March 1, 2010 (as revised May 6, 2010)

Capitalized terms and certain other terms used in the supplement, unless otherwise defined in this supplement, have the meanings assigned to them in the Statement of Additional Information (SAI).

1.	Effective immediately, Paul Atkinson replaced Christopher Baggini as portfolio manager for the Nationwide Growth Fund. All references to, and information regarding, Mr. Baggini in the SAI are deleted.

2.	Effective immediately, Shahreza Yusof is no longer a portfolio manager for the Nationwide Fund. All references to, and information regarding, Mr. Yusof in the SAI are deleted.

3.	Effective immediately for information with regard to Aberdeen Asset Management Inc. and BlackRock Investment Management, LLC, the following information supplements Appendix C to the SAI:

APPENDIX C – PORTFOLIO MANAGERS

Information as of October 31, 2009

Name of Portfolio Manager	Fund Name	Dollar Range of Investments in Each Fund
Aberdeen Asset Management Inc.
Paul Atkinson*	Nationwide Fund Nationwide Growth Fund	None None
*Mr. Atkinson became portfolio manager of the Nationwide Growth Fund in June 2010.
BlackRock Investment Management, LLC
Lee Sterne*	Nationwide Bond Index Fund	None
Scott Radell*	Nationwide Bond Index Fund	None
*Messrs. Sterne and Radell became portfolio managers of the Nationwide Bond Index Fund on June 14, 2010.

DESCRIPTION OF COMPENSATION STRUCTURE

I.           BlackRock Investment Management, LLC

PORTFOLIO MANAGER COMPENSATION OVERVIEW. BlackRock’s financial arrangements with its portfolio managers, its competitive compensation and its career path emphasis at all levels reflect the value senior management places on key resources. Compensation may include a variety of components and may vary from year to year based on a number of factors. The principal components of compensation include a base salary, a performance-based discretionary bonus, and participation in various benefits programs. In addition, a Portfolio Manager may have been paid a signing bonus or awarded sign-on equity in connection with initiation of employment with BlackRock.

BASE COMPENSATION. Generally, portfolio managers receive base compensation based on their seniority and/or their position with the firm. Senior portfolio managers who perform additional management functions within the portfolio management group or within BlackRock may receive additional compensation for serving in these other capacities.

DISCRETIONARY INCENTIVE COMPENSATION. Discretionary incentive compensation is a function of several components: the performance of BlackRock, the performance of the portfolio manager’s group within BlackRock, the investment performance, including risk-adjusted returns, of the firm’s assets under management or supervision by that portfolio manager relative to predetermined benchmarks, and the individual’s seniority, role within the portfolio management team, teamwork and contribution to the overall performance of these portfolios and BlackRock.

DISTRIBUTION OF DISCRETIONARY INCENTIVE COMPENSATION. Discretionary incentive compensation is distributed to portfolio managers in a combination of cash and BlackRock, Inc. restricted stock units which vest ratably over a number of years. The BlackRock restricted stock units, if properly vested, will be settled in BlackRock, Inc. common stock. Typically, the cash bonus, when combined with base salary, represents more than 60% of total compensation for the portfolio managers. Paying a portion of annual bonuses in stock puts compensation earned by a portfolio manager for a given year “at risk” based on BlackRock’s ability to sustain and improve its performance over future periods.

From time to time long-term incentive equity awards are granted to certain key employees to aid in retention, align their interests with long-term shareholder interests and motivate performance. Equity awards are generally granted in the form of BlackRock, Inc. restricted stock units that, once vested, settle in BlackRock common stock.

OTHER MANAGED ACCOUNTS
(As of October 31, 2009)

Name of Portfolio Manager	Number of Accounts Managed by Each Portfolio Manager and Total Assets by Category
BlackRock Investment Management, LLC
Lee Sterne*	Mutual Funds: 27 accounts, $76.1 Billion total assets (0 accounts, $0 total assets for which the advisory fee is based on performance)
Other Pooled Investment Vehicles: 31 accounts, $69.3 Billion total assets (2 accounts, $0 total assets for which the advisory fee is based on performance)
Other Accounts: 12 accounts, $1.2 Billion total assets (7 accounts, $6.6 Billion total assets for which the advisory fee is based on performance)
Scott Radell*	Mutual Funds: 1 account, $156 Million total assets (0 accounts, $0 total assets for which the advisory fee is based on performance)
Other Pooled Investment Vehicles: 3 accounts, $1.6 Billion total assets (2 accounts, $1.5 Billion total assets for which the advisory fee is based on performance)
Other Accounts: 7 accounts, $1.6 Billion total assets (0 accounts, $0 total assets for which the advisory fee is based on performance)
* Messrs. Sterne and Radell became portfolio managers of the Nationwide Bond Index Fund on June 14, 2010.

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